Financial risk management and fair value estimates (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Future exchanges contract pending	$ 0	$ (143,000,000)
Percentage increase in foreign currency	10.00%	10.00%
Profit / (loss) before income tax	$ (6,995,000,000)	$ 50,663,000,000	$ (62,014,000,000)
Currency Risk [Member] | Operations Center in Israel [Member]
Statement [Line Items]
Percentage increase in foreign currency	1.00%	1.00%
Profit / (loss) before income tax	$ 2,700,000	$ 46,400,000
Other Price Risk [Member] | Derivatives [Member]
Statement [Line Items]
Financial investment	$ 976,000,000	$ 29,116,000,000
Credit Risk [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Percentage of trade receivable by group	96.40%	94.20%
Credit Risk [Member] | Operations Center in Argentina [Member] | Sale Of Trading Properties [Member]
Statement [Line Items]
Percentage of trade receivable by group	3.60%	5.80%
Fixed Interest Rate [Member] | Currency Risk [Member]
Statement [Line Items]
Percentage of long term borrowing	96.30%	95.20%
10% Decrease In Quoted Proces Of Equity Securities And In Derivative Financial Instruments Portfolio [Member] | Other Price Risk [Member] | Operations Center in Israel [Member]
Statement [Line Items]
Profit / (loss) before income tax	$ 98,000,000	$ 2,911,000,000
Argentina country [Member]
Statement [Line Items]
Profit / (loss) before income tax	$ 4,341,000,000	$ 5,744,000,000